UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22897

CONTEXT CAPITAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1.  Schedule of Investments.

CONTEXT ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

Shares	Security Description	Value

Long Positions - 69.9%
Equity Securities - 37.1%
Common Stock - 37.1%
Communications - 4.6%
9,104	Cisco Systems, Inc.	$250,588
1,037	Covisint Corp. (a)	2,105
1,000	DIRECTV (a)	85,100
5,100	Facebook, Inc., Class A (a)	419,297
1,440	LinkedIn Corp., Class A (a)	359,798
17,000	Orbitz Worldwide, Inc. (a)	198,220
9,200	Sirius XM Holdings, Inc. (a)	35,144
4,500	Time Warner Cable, Inc.	674,460
		2,024,712
Consumer Discretionary - 6.7%
11,100	Family Dollar Stores, Inc.	879,564
22,630	Ford Motor Co.	365,248
7,305	General Motors Co.	273,938
8,595	Homeinns Hotel Group, ADR (a)	203,444
8,900	International Game Technology	154,949
9,422	LKQ Corp. (a)	240,826
9,250	Office Depot, Inc. (a)	85,100
2,009	Remy International, Inc.	44,620
6,650	TRW Automotive Holdings Corp. (a)	697,252
		2,944,941
Consumer Staples - 4.3%
2,352	Alliance HealthCare Services, Inc. (a)	52,167
25,662	Cenveo, Inc. (a)	54,917
6,130	ExamWorks Group, Inc. (a)	255,131
5,000	Hospira, Inc. (a)	439,200
5,866	Insulet Corp. (a)	195,631
962	Lorillard, Inc.	62,867
994	Puma Biotechnology, Inc. (a)	234,693
900	Salix Pharmaceuticals, Ltd. (a)	155,529
4,242	The Advisory Board Co. (a)	226,014
5,806	Vantiv, Inc., Class A (a)	218,886
		1,895,035
Energy - 2.1%
2,775	Baker Hughes, Inc.	176,434
2,300	Dresser-Rand Group, Inc. (a)	184,805
4,500	Exxon Mobil Corp.	382,500
21,800	Talisman Energy, Inc.	167,424

		911,163
Financials - 10.9%
948	Affiliated Managers Group, Inc. (a)	203,612
23,700	Bank of America Corp.	364,743
4,249	BofI Holding, Inc. (a)	395,327
4,360	Capital One Financial Corp.	343,655
5,300	City National Corp.	472,124
3,901	Evercore Partners, Inc., Class A	201,526
62,400	Hudson City Bancorp, Inc.	653,952
18,320	KKR & Co. LP	417,879
8,200	Morgan Stanley	292,658
3,754	Signature Bank (a)	486,443
31,900	Susquehanna Bancshares, Inc.	437,349
1,700	The Goldman Sachs Group, Inc.	319,549
1,464	Virtus Investment Partners, Inc.	191,447
		4,780,264
Industrials - 1.7%
8,900	Exelis, Inc.	216,893
3,300	MeadWestvaco Corp.	164,571
1,733	TransDigm Group, Inc. (a)	379,042
		760,506
Information Technology - 5.6%
1,600	Advent Software, Inc.	70,576
9,500	Blackberry, Ltd. (a)	84,835
500	Google, Inc., Class A (a)	277,350
1,702	IHS, Inc., Class A (a)	193,620
19,075	inContact, Inc. (a)	207,917
18,900	Riverbed Technology, Inc. (a)	395,199
5,415	Salesforce.com, Inc. (a)	361,776
2,946	SPS Commerce, Inc. (a)	197,677
1,556	The Ultimate Software Group, Inc. (a)	264,450
2,600	Tokyo Electron, Ltd., ADR	45,162
4,440	VMware, Inc., Class A (a)	364,124
		2,462,686
Materials - 1.1%
3,450	Sigma-Aldrich Corp.	476,962

Utilities - 0.1%
2,300	Pepco Holdings, Inc.	61,709

Total Common Stock (Cost $15,911,415)	16,317,978

Total Equity Securities (Cost $15,911,415)	16,317,978

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 20.0%
Asset Backed Obligations - 10.2%
$50,000	Aegis Asset Backed Securities Trust, Series 2004-6 M2 (b)	1.17%	03/25/35	46,412
108,187	Alternative Loan Trust, Series 2006-OA10 3A1 (b)	0.36	08/25/46	85,218
144,511	Alternative Loan Trust, Series 2006-OA10 4A1 (b)	0.36	08/25/46	113,142
208,457	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates, Series 2002-2 M3 (b)	2.83	08/25/32	207,244
216,985	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 22A1 (b)	2.95	07/25/36	215,768
190,553	Bear Stearns Asset Backed Securities Trust, Series 2006-SD4 1A1 (b)	2.96	10/25/36	182,632
227,287	Bear Stearns Mortgage Funding Trust, Series 2006-AR5 2A1 (b)	0.36	01/25/37	188,167
624,251	Citigroup Mortgage Loan Trust, Series 2006-WF1 A2F (c)	5.44	03/25/36	436,520
475,000	Fremont Home Loan Trust, Series 2005-E 2A4 (b)	0.50	01/25/36	387,047

138,415	GMACM Mortgage Loan Trust, Series 2005-AR4 1A (b)	3.22	07/19/35	124,920
347,542	HarborView Mortgage Loan Trust, Series 2005-16 3A1A (b)	0.43	01/19/36	241,366
360,019	Lehman XS Trust, Series 2006-4N A2A (b)	0.39	04/25/46	265,557
255,016	Long Beach Mortgage Loan Trust, Series 2005-WL1 3M1 (b)	0.89	06/25/45	231,110
115,504	MASTR Adjustable Rate Mortgages Trust, Series 2004-8 1A1 (b)	1.68	09/25/34	107,117
40,002	MASTR Adjustable Rate Mortgages Trust, Series 2007-1 2A1 (b)	2.78	11/25/36	36,522
122,399	MASTR Adjustable Rate Mortgages Trust, Series 2007-3 22A5 (b)	0.51	05/25/47	57,033
136,087	NovaStar Mortgage Funding Trust, Series 2002-3 A2 (b)	0.93	07/25/33	103,468
665,972	Park Place Securities, Inc., Series 2005-WHQ2 M3 (b)	0.65	05/25/35	541,805
424,587	Provident Home Equity Loan Trust, Series 2000-2 A2 (b)	0.71	08/25/31	239,658
327,146	RALI Trust, Series 2005-QO1 A2 (b)	1.63	08/25/35	280,502
153,388	Salomon Brothers Mortgage Securities VII, Inc., Series 2002-WMC1 M1 (b)	1.52	01/25/32	144,584
264,417	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1 2A1 (b)	2.61	02/25/35	260,224

Total Asset Backed Obligations (Cost $4,421,620)	4,496,016

Corporate Non-Convertible Bonds – 8.0%
Business Services - 0.8%
500,000	Production Resource Group, Inc.	8.88	05/01/19	357,500

Consumer Staples - 2.0%
500,000	Armored Autogroup, Inc.	9.25%	11/01/18	514,375
425,000	Cenveo Corp. (d)	8.50	09/15/22	360,187
				874,562
Energy - 1.6%
600,000	Sidewinder Drilling, Inc. (d)	9.75	11/15/19	375,000
500,000	Xinergy Corp. (d)	9.25	05/15/19	307,500
				682,500
Financials - 0.8%
500,000	CNG Holdings, Inc. (d)	9.38	05/15/20	361,250

Industrials – 0.7%
300,000	ADS Tactical, Inc. (d)	11.00	04/01/18	306,000

Information Technology - 0.8%
350,000	Interface Security Systems Holdings, Inc. / Interface Security Systems, LLC	9.25	01/15/18	353,500

Materials - 1.3%
125,000	HIG BBC Intermediate Holdings, LLC / HIG BBC Holdings Corp. (d)(f)	10.50	09/15/18	115,938
500,000	Thompson Creek Metals Co., Inc.	12.50	05/01/19	432,500
				548,438

Total Corporate Non-Convertible Bonds (Cost $3,962,796)	3,483,750

Syndicated Loans - 1.8%
500,000	Advance Pierre Foods	9.50	10/10/17	504,167
300,000	Language Line	10.50	12/20/16	297,875

Total Syndicated Loans (Cost $790,978)	802,042

Total Fixed Income Securities (Cost $9,175,394)	8,781,808

Limited Liability Units – 3.5%
1,500,000	Slate Rock, LLC (e) (Cost $1,470,306)	0.00	07/21/16	1,551,450

Shares	Security Description	Value

Investment Companies - 8.2%
96,238	American Beacon AHL Managed Futures Strategy Fund	1,108,661
13,079	iShares MSCI India ETF	419,705
120,751	PIMCO TRENDS Managed Futures Strategy Fund	1,350,000
20,210	SPDR S&P Homebuilders ETF	744,941

Total Investment Companies (Cost $3,454,866)	3,623,307

Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 1.1%
Call Options Purchased - 0.8%
237	Bank of America Corp.	$16.00	04/15	2,133
360	iShares China Large-Cap ETF	44.50	04/15	27,000
400	iShares MSCI Emerging Markets ETF	40.50	04/15	15,600
304	iShares MSCI Italy Capped ETF	14.00	06/15	35,720
263	SPDR Series Trust	29.00	06/15	7,890
84	The Goldman Sachs Group, Inc.	195.00	04/15	6,888
866	Vanguard FTSE Europe ETF	53.00	06/15	220,830
170	Yelp, Inc.	47.00	04/15	34,000

Total Call Options Purchased (Premiums Paid $300,489)	350,061

Put Options Purchased - 0.3%
436	CurrencyShares Euro Trust	107.00	04/15	95,484
475	iShares iBoxx $ High Yield Corporate Bond Fund	88.00	06/15	49,400
135	QUALCOMM, Inc.	67.00	04/15	540
15	Time Warner Cable, Inc.	135.00	04/15	870

Total Put Options Purchased (Premiums Paid $137,142)	146,294

Total Purchased Options (Premiums Paid $437,631)	496,355

Total Long Positions - 69.9% (Cost $30,449,612)*	$30,770,898

Total Short Positions - (18.5)% (Proceeds $(7,902,076))*	(8,142,733)

Total Written Options - (0.1)% (Premiums Received $(24,641))*	(28,104)

Other Assets & Liabilities, Net – 48.7%	21,423,149
Net Assets – 100.0%	$44,023,210

CONTEXT ALTERNATIVE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
MARCH 31, 2015

AFA
Shares	Security Description	Value

Short Positions - (18.5)%
Common Stock - (12.7)%
Communications - (2.3)%
(1,700)	AT&T, Inc.	$(55,505)
(7,422)	Blue Nile, Inc.	(236,316)
(12,938)	Comcast Corp., Class A	(730,609)
		(1,022,430)

Consumer Discretionary - (1.7)%
(2,758)	Dollar Tree, Inc.	(223,798)
(12,125)	Sears Holdings Corp.	(501,733)
(2,025)	Staples, Inc.	(32,977)
		(758,508)

Consumer Staples - (0.5)%
(28,300)	Care.com, Inc.	(214,514)
(280)	Reynolds American, Inc.	(19,295)
		(233,809)

Energy - (1.2)%
(3,108)	Halliburton Co.	(136,379)
(64,975)	TETRA Technologies, Inc.	(401,546)
		(537,925)

Financials - (3.7)%
(8,069)	BB&T Corp.	(314,610)
(21,152)	Calamos Asset Management, Inc., Class A	(284,494)
(5,243)	M&T Bank Corp.	(665,861)
(3,968)	Royal Bank of Canada	(239,509)
(3,222)	Validus Holdings, Ltd.	(135,646)
		(1,640,120)

Health Care - (0.1)%
(461)	Pfizer, Inc.	(16,038)

Industrials - (2.3)%
(12,918)	Brady Corp., Class A	(365,450)
(15,757)	Briggs & Stratton Corp.	(323,649)
(2,527)	Drew Industries, Inc.	(155,512)
(2,574)	Rock-Tenn Co., Class A	(166,023)
		(1,010,634)

Information Technology - (0.9)%
(2,113)	Applied Materials, Inc.	(47,669)
(5,028)	Guidewire Software, Inc.	(264,523)
(913)	Harris Corp.	(71,908)
(63)	Salesforce.com, Inc.	(4,209)
		(388,309)

Total Common Stock (Proceeds $(5,391,146))	(5,607,773)

Investment Companies - (5.8)%
(12,280)	SPDR S&P 500 ETF Trust	(2,534,960)

Total Investment Companies (Proceeds $(2,510,930))	(2,534,960)

Total Short Positions - (18.5)% (Proceeds $(7,902,076))	$(8,142,733)

CONTEXT ALTERNATIVE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
MARCH 31, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.1)%

Put Options Written - (0.1)%
(436)	CurrencyShares Euro Trust	$103.00	04/15	$(23,544)
(304)	iShares MSCI Italy Capped ETF	14.00	04/15	(4,560)

Total Put Options Written (Premiums Received $(24,641))	(28,104)

Total Written Options - (0.1)% (Premiums Received $(24,641))	$(28,104)

CONTEXT ALTERNATIVE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
MARCH 31, 2015

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2015.
(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2015.

(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,825,875 or 4.1% of net assets.
(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,551,450 or 3.5% of net assets.
(f)	Payment in-Kind Bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.

AFA
At March 31, 2015, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

(9)	CBOE VIX Future	04/15/15	$(159,612)	$13,137
(10)	CBOE VIX Future	05/20/15	(176,295)	(1,955)

$(335,907)	$11,182
AFA
* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,313,415
Gross Unrealized Depreciation	(1,236,249)
Net Unrealized Appreciation	$77,166

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of March 31, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$2,024,712	$-	$-	$2,024,712
Consumer Discretionary	2,944,941	-	-	2,944,941
Consumer Staples	1,895,035	-	-	1,895,035
Energy	911,163	-	-	911,163
Financials	4,780,264	-	-	4,780,264
Industrials	760,506	-	-	760,506
Information Technology	2,462,686	-	-	2,462,686
Materials	476,962	-	-	476,962
Utilities	61,709	-	-	61,709
Asset Backed Obligations	-	4,496,016	-	4,496,018
Corporate Non-Convertible Bonds	-	3,483,750	-	3,483,750
Syndicated Loans	-	802,042	-	802,042
Limited Liability Units	-	-	1,551,450	1,551,450
Investment Companies	3,623,307	-	-	3,623,307
Purchased Options	239,805	256,550	-	496,355
Total Investments At Value	$20,181,090	$9,038,358	$1,551,450	$30,770,898

Other Financial Instruments**
Futures	$13,137	$-	$-	$13,137

Total Assets	$20,194,227	$9,038,358	$1,551,450	$30,784,035

Level 1	Level 2	Level 3	Total

Liabilities

Securities Sold Short

Common Stock	$(5,607,773)	$-	$-	$(5,607,773)
Investment Companies	(2,534,960)	-	-	(2,534,960)
Total Securities Sold Short	$(8,142,733)	$-	$-	$(8,142,733)
Other Financial Instruments**

Written Options	$(23,544)	$(4,560)	$-	$(28,104)
Futures	(1,955)	-	-	(1,955)
Total Other Financial Instruments**	$(25,499)	$(4,560)	$-	$(30,059)
Total Liabilities	$(8,168,232)	$(4,560)	$-	$(8,172,792)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Limited Liability Units

Balance as of 12/31/14	$1,189,440
Accrued Accretion/(Amortization)	12,028
Purchases	300,000
Sales	(41,722)
Change in Unrealized Appreciation/(Depreciation)	91,704
Balance as of 03/31/15	$1,551,450
Net change in unrealized appreciation/(depreciation) from investments held as of 03/31/15	$91,704

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Context Macro Opportunities Fund
Schedule of Investments (Unaudited)
as of March 31, 2015(a)

	Shares	Value

Cash – 100.0%		$100,000

Other assets less liabilities – 0.0%		-

NET ASSETS – 100.0%		$100,000

(a)
Context Macro Opportunities Fund (the “Fund”) is a non-diversified series of Context Capital Funds, a statutory trust organized under the laws of the State of Delaware on October 9, 2013.  The Fund commenced operations on December 23, 2014 and as of March 31, 2015, the Fund was invested in cash.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CONTEXT CAPITAL FUNDS

By:          /s/ Stephen J. Kneeley
        Stephen J. Kneeley, Principal Executive Officer

Date:      May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Stephen J. Kneeley
          Stephen J. Kneeley, Principal Executive Officer

Date:   May 20, 2015

By:         /s/ Michael J. McKeen
       Michael J. McKeen, Principal Financial Officer

Date:   May 20, 2015